Summary of Significant Accounting Policies - Schedule of Cash and Restricted Cash (Details) - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Restricted Cash and Cash Equivalents Items [Line Items]
Cash	$ 96,873	$ 475,870
Restricted cash		41,665,974
Total cash and restricted cash	$ 96,873	$ 42,141,844